Condensed Consolidated Cash Flow Statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	$ (45,917)	$ (63,979)	$ 15,601	$ 42,290	$ 74,300
Financing activities:
Issuance of convertible preferred equity certificates
Redemption of convertible preferred equity certificates					(20,000)
Sold interest in accounts receivable, net of collections	8,243	39,552	27,203	(25,309)	43,214
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,153	280,000	867,853	262,800	275,919
Long term debt repayments	(151,953)	(273,713)	(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Proceeds from the issuance of capital stock			100,000	146
Cash (used in) provided by financing activities	81,443	45,839	207,215	(3,005)	22,736
Investing activities:
Property and equipment additions	(46,667)	(42,787)	(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	47,225	48,003	218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.				29,779
Aircraft deposits net of lease inception refunds	(30,081)	(1,686)	(47,307)	(28,253)	(42,606)
Restricted cash	5,346	(1,567)	(13,135)	4,755	(3,861)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments		936	1,134		1,275
Cash provided by (used in) investing activities	(24,177)	2,899	(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	11,349	(15,241)	5,143	(121,470)	(18,965)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	345	(469)	2,240	(1,032)	(1)
Cash flows provided by financing activities	(345)	469	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(9,821)	(4,199)	(18,517)	15,431	853
Change in cash and cash equivalents during the period	1,528	(19,440)	(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547	68,921	68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	57,075	49,481	55,547	68,921	174,960
Parent
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(939)	(228)	(28,331)	(153)	34
Financing activities:
Issuance of convertible preferred equity certificates
Redemption of convertible preferred equity certificates					(20,000)
Long term intercompany flow - issuance of debt			(71,501)
Proceeds from the issuance of capital stock			100,000	146
Cash (used in) provided by financing activities			28,499	146	(20,000)
Investing activities:
Cash (used in) provided by continuing operations	(939)	(228)	168	(7)	(19,966)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(939)	(228)	168	(7)	(19,966)
Cash and cash equivalents, beginning of period	196	28	28	35	20,001
Cash and cash equivalents, end of period	(743)	(200)	196	28	35
Issuer
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(43,113)	(104,939)	(174,931)	(91,172)	15,179
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,000	280,000	835,000	262,800	268,300
Long term debt repayments	(146,000)	(240,000)	(780,000)	(199,737)	(256,675)
Long term intercompany flow - issuance of debt			71,501
Dividends paid (received)			40,000
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,650)	(182)
Cash (used in) provided by financing activities	79,000	40,000	165,468	36,541	11,443
Investing activities:
Cash (used in) provided by continuing operations	35,887	(64,939)	(9,463)	(54,631)	26,622
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	35,887	(64,939)	(9,463)	(54,631)	26,622
Cash and cash equivalents, beginning of period	(6,771)	2,692	2,692	57,323	30,701
Cash and cash equivalents, end of period	29,116	(62,247)	(6,771)	2,692	57,323
Guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	11,237	3,506	97,930	(9,200)	59,710
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				1,082,389
Repayment of the senior credit facility debt				(1,020,550)
Redemption of senior subordinated notes				(129)
Settlement of the interest rate swap and other breakage fees				(45,711)
Long term debt proceeds	225,153	280,000	867,853	262,800	275,919
Long term debt repayments	(151,953)	(273,713)	(786,808)	(213,920)	(276,214)
Long term intercompany flow - issuance of debt			71,501	4,518	21,569
Long term intercompany flow - repayment of debt					28,891
Dividends paid (received)			(40,000)
Senior secured notes, senior credit facility and revolver deferred financing costs			(1,033)	(42,721)	(182)
Cash (used in) provided by financing activities	73,200	6,287	111,513	26,676	49,983
Investing activities:
Property and equipment additions	(41,294)	(36,420)	(341,325)	(204,581)	(147,842)
Proceeds from disposal of property and equipment	47,193	48,003	218,253	61,739	84,272
Proceeds from the sale of the flight training operations to CAE Inc.				20,693
Aircraft deposits net of lease inception refunds	(30,081)	(1,686)	(47,307)	(28,253)	(42,606)
Restricted cash		536	536	(105)	(1)
Investment in subsidiaries, net of cash acquired					(13,300)
Distributions from equity investments		936	1,134		1,275
Cash provided by (used in) investing activities	(24,182)	11,369	(168,709)	(150,507)	(118,202)
Cash (used in) provided by continuing operations	60,255	21,162	40,734	(133,031)	(8,509)
Cash flows (used in) provided by discontinued operations
Cash flows provided by (used in) operating activities	345	(469)	2,240	(1,032)	(1)
Cash flows provided by financing activities	(345)	469	(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(7,662)	(2,959)	(14,718)	10,788	(680)
Change in cash and cash equivalents during the period	52,593	18,203	26,016	(122,243)	(9,189)
Cash and cash equivalents, beginning of period	41,032	15,016	15,016	137,259	146,448
Cash and cash equivalents, end of period	93,625	33,219	41,032	15,016	137,259
Non Guarantor
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	(56,215)	(67,257)	(13,998)	51,643	14,556
Financing activities:
Issuance of convertible preferred equity certificates
Sold interest in accounts receivable, net of collections	8,243	39,552	27,203	(25,309)	43,214
Long term debt repayments					(1)
Long term intercompany flow - issuance of debt				(4,518)	(21,569)
Long term intercompany flow - repayment of debt					(28,891)
Cash (used in) provided by financing activities	8,243	39,552	27,203	(29,827)	(7,247)
Investing activities:
Property and equipment additions	(5,373)	(6,367)	(35,299)	(24,223)	(14,895)
Proceeds from disposal of property and equipment	32		6	29	20,956
Proceeds from the sale of the flight training operations to CAE Inc.				9,086
Restricted cash	5,346	(2,103)	(13,671)	4,860	(3,860)
Cash provided by (used in) investing activities	5	(8,470)	(48,964)	(10,248)	2,201
Cash (used in) provided by continuing operations	(47,967)	(36,175)	(35,759)	11,568	9,510
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	(2,159)	(1,240)	(3,799)	4,643	1,533
Change in cash and cash equivalents during the period	(50,126)	(37,415)	(39,558)	16,211	11,043
Cash and cash equivalents, beginning of period	14,319	53,877	53,877	37,666	32,818
Less: cash and cash equivalents from deconsolidation of variable interest entities					(6,195)
Cash and cash equivalents, end of period	(35,807)	16,462	14,319	53,877	37,666
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash provided by (used in) operating activities	43,113	104,939	134,931	91,172	(15,179)
Financing activities:
Issuance of convertible preferred equity certificates
Proceeds from the senior secured notes				(1,082,389)
Repayment of the senior credit facility debt				1,020,550
Settlement of the interest rate swap and other breakage fees				45,711
Long term debt proceeds	(225,000)	(280,000)	(835,000)	(262,800)	(268,300)
Long term debt repayments	146,000	240,000	780,000	199,737	256,675
Long term intercompany flow - issuance of debt			(71,501)
Senior secured notes, senior credit facility and revolver deferred financing costs			1,033	42,650	182
Cash (used in) provided by financing activities	(79,000)	(40,000)	(125,468)	(36,541)	(11,443)
Investing activities:
Cash (used in) provided by continuing operations	(35,887)	64,939	9,463	54,631	(26,622)
Cash flows (used in) provided by discontinued operations
Cash provided by (used in) discontinued operations
Change in cash and cash equivalents during the period	(35,887)	64,939	9,463	54,631	(26,622)
Cash and cash equivalents, beginning of period	6,771	(2,692)	(2,692)	(57,323)	(30,701)
Cash and cash equivalents, end of period	$ (29,116)	$ 62,247	$ 6,771	$ (2,692)	$ (57,323)